Revenue - Summary Of Disaggregation Of Revenue From Contracts With Customers (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,777,798	$ 960,156
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	890,899	451,675
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	261,865	173,181
Oman
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	119,906	84,486
Bahrain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	85,540	40,361
Argentina
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	80,524	34,321
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	65,618	61,520
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	64,325	27,355
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	45,367	17,289
Iraq
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25,917	0
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21,278	17,795
United Arab Emirates
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20,995	2,494
Egypt
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	20,319	7,323
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	75,245	42,356
Energy Infrastructure [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	381,087	278,653
After Market Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	443,660	327,376
Engineered Systems [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 953,051	$ 354,127